T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
ALABAMA  1.7%
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,000 1,010
Black Belt Energy Gas Dist., Project No. 5, Series A-1, VRDN,
4.00%, 10/1/49 (Tender 10/1/26)  1,025 1,033
Southeast Energy Auth. A Cooperative Dist., Project No. 1,
Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)  1,000 1,014
3,057
GEORGIA  0.6%
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  1,000 1,049
1,049
MARYLAND  90.5%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/29  1,000 1,093
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 160 168
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 200 215
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,007
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 134
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 186
Baltimore County, GO, 5.00%, 2/1/29  4,000 4,310
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,873
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 809
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,127
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,066
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  675 674
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 396
Baltimore County, Riderwood Village Project, 5.00%, 1/1/28  410 425
Charles County, Consolidated Public Improvement,
Series 2023, GO, 5.00%, 10/1/26  1,800 1,837
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,033
Frederick County, Public Fac. Project, Series A, GO, 5.00%,
4/1/26  1,565 1,578
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  105 108
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  805 810

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Harford County, Series B, GO, 5.00%, 7/1/26  1,000 1,014
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,070
Howard County, Series A, GO, 5.00%, 2/15/28  500 514
Howard County, Series B, GO, 5.00%, 8/15/26  275 280
Howard County, Series C, GO, 5.00%, 2/15/30  1,000 1,102
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 196
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/26  285 286
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 204
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,345
Hyattsville City, GO, 5.00%, 1/1/26  165 165
Hyattsville City, GO, 5.00%, 1/1/27  170 173
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  1,080 1,112
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,405 1,428
Maryland, Series A, GO, 5.00%, 3/15/26  505 509
Maryland, Series A, GO, 5.00%, 3/15/27  3,000 3,095
Maryland, Series A, GO, 5.00%, 8/1/27  735 765
Maryland, Series A, GO, 5.00%, 3/15/28  1,450 1,530
Maryland, Series A, GO, 5.00%, 3/15/29  1,350 1,424
Maryland, Series A, GO, 5.00%, 8/1/29  2,990 3,101
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,254
Maryland, Series B, GO, 5.00%, 8/1/26  1,505 1,530
Maryland, Series B, GO, 5.00%, 8/1/29  1,000 1,088
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 933
Maryland CDA, Series B, 5.00%, 3/1/28  250 261
Maryland CDA, Series B, 5.00%, 3/1/29  700 739
Maryland CDA, Series C, 1.30%, 3/1/28  1,000 944
Maryland CDA, Series C, 1.55%, 3/1/29  750 698
Maryland CDA, Series C, 3.00%, 4/1/26  80 80
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,350 1,372
Maryland CDA, Series C, 5.00%, 9/1/29  150 160
Maryland CDA, Series C, 5.00%, 3/1/30  430 454
Maryland CDA, Park Place at Addison Road Metro, Series C-2,
3.70%, 1/1/29  1,000 1,012
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  1,500 1,512
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,000 1,004

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 803
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 858
Maryland Dept. of Housing & Community Dev., Series B,
3.60%, 7/1/27  1,500 1,506
Maryland Dept. of Housing & Community Dev., Series C,
3.25%, 1/1/28  105 105
Maryland Dept. of Housing & Community Dev., Series C,
3.30%, 7/1/28  50 50
Maryland Dept. of Housing & Community Dev., Series C,
3.35%, 1/1/29  110 111
Maryland Dept. of Housing & Community Dev., Series C,
3.40%, 7/1/29  100 101
Maryland Dept. of Housing & Community Dev., Series E,
2.85%, 9/1/26  315 315
Maryland Dept. of Housing & Community Dev., Series E,
2.90%, 3/1/27  215 215
Maryland Dept. of Housing & Community Dev., Series E,
3.30%, 3/1/30  635 638
Maryland DOT, 2.125%, 10/1/31  805 756
Maryland DOT, 5.00%, 5/1/26  2,160 2,162
Maryland DOT, 5.00%, 10/1/26  1,280 1,306
Maryland DOT, 5.00%, 9/1/28  2,880 3,000
Maryland DOT, 5.00%, 9/1/29  4,165 4,339
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,860 2,916
Maryland DOT, Series 2019, 5.00%, 10/1/27  1,210 1,264
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,398
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,240 1,300
Maryland DOT, Series 2022B, 5.00%, 12/1/27  1,340 1,405
Maryland DOT, Series A, 5.00%, 10/1/27  730 763
Maryland DOT, Series A, 5.00%, 4/1/28  1,050 1,109
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(3) 1,725 1,813
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,251
Maryland DOT, Series B, 5.00%, 12/1/26  1,640 1,680
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,250 1,291
Maryland DOT, Series B, 5.00%, 8/1/28 (3) 1,350 1,419
Maryland DOT, Series B, 5.00%, 8/1/29 (3) 750 802
Maryland DOT, Series B, 5.00%, 8/1/31 (3) 660 726
Maryland DOT, Series C, 5.00%, 11/1/27  2,000 2,093
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (3) 800 820
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 350
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 746

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,075 2,135
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 757
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 769
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  660 660
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  50 51
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  305 311
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,037
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 259
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (1) 310 326
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (1) 555 594
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (1) 820 891
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,655 1,664
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 520 525
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 645
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  250 255
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  300 305
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  290 304
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  285 302
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,095 1,097
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/28  450 460
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  125 129
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 556
Maryland HHEFA, Edenwald Issue, 4.00%, 1/1/29  25 25
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 2.80%, 6/1/46  100 100
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  870 880
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  500 517
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,031
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 99
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/29  2,000 2,142
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 202

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 564
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/26 (1) 120 121
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/28 (1) 100 105
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/29 (1) 200 213
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 501
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  290 294
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,685 2,736
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 2.88%, 7/1/55  200 200
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  260 263
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (4) 1,000 1,010
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (4) 1,000 1,010
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (4) 2,300 2,323
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (4) 2,735 2,762
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,125 2,151
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  595 599
Maryland Transportation Auth., 5.00%, 7/1/29  1,325 1,438
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,885 2,002
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (3) 2,000 2,055
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (3) 750 784
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (3) 1,075 1,141
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/31 (3)(5) 1,530 1,623
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,063
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  760 809
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,181
Montgomery County, Series A, GO, 5.00%, 10/1/28  1,000 1,070
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 826
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,260 2,324

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,285 1,373
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 444
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,564
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  1,855 1,928
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  935 972
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,320 1,402
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 670
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 265
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 442
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,900 1,924
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 600
Washington County, GO, 5.00%, 7/1/27  1,095 1,137
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  1,050 1,064
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 933
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,628
Washington Suburban Sanitary Commission, Series A, VRDN,
2.85%, 6/1/27  100 100
160,382
PUERTO RICO  5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 768
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,605
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,311 2,453
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  3,500 3,099
9,925

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
TEXAS  0.3%
Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien,
Series A, 5.25%, 12/15/26  475 486
486
Total Investments in Securities  98.7%
(Cost $174,002) $ 174,899
Other Assets Less Liabilities 1.3% 2,382
Net Assets 100.0% $ 177,281
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,088 and represents 0.6% of net assets.
(3) Interest subject to alternative minimum tax.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-
Term Tax-Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F90-054Q3 11/25